Document and Entity Information	Sep. 07, 2019
Cover [Abstract]
Entity Registrant Name	Alcoa Corp
Amendment Flag	true
Entity Central Index Key	0001675149
Document Type	8-K/A
Document Period End Date	Sep. 07, 2019
Entity Incorporation State Country Code	DE
Entity File Number	1-37816
Entity Tax Identification Number	81-1789115
Entity Address, Address Line One	201 Isabella Street
Entity Address, Address Line Two	Suite 500
Entity Address, City or Town	Pittsburgh
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	15212-5858
City Area Code	412
Local Phone Number	315-2900
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	AA
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Description	Alcoa Corporation (“Alcoa” or the “Company”) is filing this Amendment No. 1 on Form 8-K/A (this “Amendment”) to amend its Current Report on Form 8-K, as originally filed with the U.S. Securities and Exchange Commission on September 9, 2019 (the “Original Form 8-K”) to disclose the third quarter 2019 charge relating to the below-described restructuring. The Original Form 8-K reported that the Board of Directors of the Company had approved, effective November 1, 2019, a new operating model to reduce complexity and overhead costs by eliminating the business unit structure and consolidating sales, procurement, and commercial functions at an enterprise level, with related organizational changes planned. At the time of the filing of the Original Form 8-K, the Company was unable to make a good faith determination of the estimated amount or range of amounts of costs that would result in connection with the restructuring or estimated amount or range of amounts of the charge that will result in future cash expenditures in connection with the restructuring program. The Company hereby amends the Original Form 8-K to include such information.